SHAREHOLDERS’ EQUITY (Details Narrative) - HKD ($)	Jul. 29, 2025	Jul. 05, 2025	Mar. 31, 2025	Mar. 06, 2025	Aug. 19, 2024	Jul. 25, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Number of share Authorised value		$ 100,000
Number of shares authorized		1,000,000,000	10,000,000,000
Par value per share		$ 0.0001	$ 0.00001
Issued and unissued shares per share			$ 0.0001
Number of shares Issued and unissued			$ 10
Class A ordinary stock [member]
IfrsStatementLineItems [Line Items]
Par value per share			$ 0.00001
Number of shares outstanding							28,660,000
Number of shares issued			9,500,000,000				28,660,000
Class A ordinary stock [member] | Reclassification [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized			950,000,000
Number of shares outstanding			28,660,000
Number of shares issued			28,660,000
Class B ordinary stock [member]
IfrsStatementLineItems [Line Items]
Par value per share			$ 0.00001
Number of shares outstanding							1,000,000
Number of shares issued			500,000,000				1,000,000
Class B ordinary stock [member] | Reclassification [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding			1,000,000
Number of shares issued			1,000,000
Goal success [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized						50,000
Par value per share						$ 1.00
Number of shares allotted and issued				1		1
Ms Seto [member]
IfrsStatementLineItems [Line Items]
Number of share transferred		1
Number of share subscribed	4,500,939				19,059
Number of shares outstanding	4,519,999
Shares issued percentage	90.40%
Number of shares allotted and issued				1
Surrendered shares			16,303,760
Ms Seto [member] | Class B ordinary stock [member]
IfrsStatementLineItems [Line Items]
Number of shares allotted and issued			1,000,000
Kilo Wonders [member]
IfrsStatementLineItems [Line Items]
Number of share subscribed					940
Ms Yip [member]
IfrsStatementLineItems [Line Items]
Number of share subscribed	234,059
Number of shares outstanding	234,999
Shares issued percentage	4.70%
Number of shares allotted and issued				1
Surrendered shares			1,002,980
Yield rights [member]
IfrsStatementLineItems [Line Items]
Number of share subscribed	245,000
Number of shares outstanding	245,000
Shares issued percentage	4.90%
Surrendered shares			1,045,660
Prime crest [member]
IfrsStatementLineItems [Line Items]
Surrendered shares			1,045,660
Fuji holdings [member]
IfrsStatementLineItems [Line Items]
Surrendered shares			960,300
Allied target [member]
IfrsStatementLineItems [Line Items]
Surrendered shares			981,640